Principal Accounting Policies - Summary of Income and Cash Flow Statement Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	¥ 8,436,159	$ 1,188,210	¥ 6,733,644	¥ 4,657,019
Net income	2,227,093	313,681	411,900	(3,654,528)
Net cash (used in) provided by operating activities	2,269,646	319,674	(15,520)	(211,419)
Net cash used in investing activities	553,739	77,993	2,131,221	(14,398,973)
Net cash provided by (used in) financing activities	(1,167,002)	$ (164,369)	(1,330,175)	8,901,514
Variable Interest Entity, Primary Beneficiary [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	5,817,440		5,648,742	4,611,044
Net income	1,080,640		1,779,515	920,960
Net cash (used in) provided by operating activities	137,792		615,584	(286,501)
Net cash used in investing activities	(240,125)		(69,854)	(815,721)
Net cash provided by (used in) financing activities	¥ 0		¥ (9,000)	¥ 42,100